Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest income
Loans, including fees	$ 17,742	$ 15,013
Mortgage-backed securities	301	375
Interest-bearing deposits and other	1,194	889
Total interest income	19,237	16,277
Interest expense
Deposits	8,146	6,060
Borrowings	2,750	3,223
Total interest expense	10,896	9,283
Net interest income	8,341	6,994
Provision for credit losses	39	24
Net interest income after provision for loan losses	8,302	6,970
Non-interest income
Earnings on bank-owned life insurance	86	84
Net gains on sales of loans	201	14
Other	213	153
Total non-interest income	500	251
Non-interest expense
Employee compensation and benefits	4,846	4,989
Data processing	674	517
Occupancy and equipment	550	592
FDIC insurance premiums	253	238
Voice and data communications	136	122
Advertising	186	167
Outside service fees	511	451
Audit and accounting	354	344
Franchise and other taxes	132	108
Foreclosure and REO expense, net	88	89
Regulatory Assessments	97	66
Goodwill Impairment		947
Other non-interest expense	737	551
Total non-interest expense	8,564	9,181
Income (loss) before income taxes	238	(1,960)
Income tax expense (benefit)
Current	207	50
Deferred	(150)	(289)
Total income tax expense (benefit)	57	(239)
NET INCOME (LOSS)	$ 181	$ (1,721)
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	$ 0.02	$ (0.21)
Diluted (in Dollars per share)	$ 0.02	$ (0.21)